Other Intangible Assets	12 Months Ended
Sep. 30, 2018
Other Intangible Assets [Abstract]
Other Intangible Assets
Note 11.	Other Intangible Assets

The gross carrying amount and accumulated amortization relating to intangible assets, excluding goodwill, is as follows (in millions, except weighted avg. life):

		September 30,
		2018		2017
	Weighted Avg. Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	16.7	$4,123.7	$(1,079.8)	$4,046.2	$(806.0)
Favorable contracts	10.1	47.8	(34.8)	48.2	(30.7)
Technology and patents	10.7	41.2	(18.0)	31.8	(14.4)
Trademarks and tradenames	19.8	77.6	(43.9)	74.7	(31.4)
Non-compete agreements	2.0	3.4	(1.7)	2.5	(0.6)
License costs	9.6	24.6	(18.1)	23.6	(14.6)
Total	16.6	$4,318.3	$(1,196.3)	$4,227.0	$(897.7)

Estimated intangible asset amortization expense for the succeeding five fiscal years is as follows (in millions):

Fiscal 2019	$300.1
Fiscal 2020	$289.6
Fiscal 2021	$243.8
Fiscal 2022	$234.6
Fiscal 2023	$226.4

Intangible amortization expense, excluding discontinued operations, was $300.8 million, $234.0 million and $212.4 million during fiscal 2018, 2017 and 2016, respectively. We had other intangible amortization expense, primarily for packaging equipment leased to customers of $27.6 million, $22.2 million and $23.4 million during fiscal 2018, 2017 and 2016. For amortization expense related to our discontinued operations see “Note 7. Discontinued Operations”.